Other Current Liabilities - Schedule of Other Current Liabilities (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities [Abstract]
Employees and salary-related institutions	[1]	₪ 1,768	₪ 1,868
Accrued expenses		974	1,123
Total		₪ 2,742	₪ 2,991

[1]	Includes balance of NIS 381 and NIS 125 in respect of management fees to related party as of December 31, 2025 and 2024, respectively. (see Note 18A below).